Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 – COMMITMENTS AND CONTINGENCIES

Capital commitments

On May 8, 2026, E-Home Pingtan entered into an agreement with an unaffiliated supplier to acquire assets and rights relating to a smart community property management project for aggregate cash consideration of RMB 170,000,000. As of June 30, 2026, the Company had paid RMB 35,000,000 as a prepayment. The remaining contractual cash payments totaled RMB 135,000,000, consisting of RMB 55,000,000 payable by November 30, 2026 and RMB 80,000,000 payable by December 30, 2026. The agreement also provides for the supplier to retain a 10% interest in the property management system project, to be held by E-Home Pingtan on the supplier’s behalf. This interest relates solely to the project and does not extend to E-Home Pingtan’s other businesses. The agreement contemplates subsequent system development and project operating expenditures. The related budget is for reference only, and actual expenditures are determined by the Company. The acquisition remained in progress as of the date these financial statements were issued.

On October 20, 2025, E-Home Pingtan entered into a construction contract for the renovation of premises in Fuzhou PRC, for total consideration of RMB 4,980,000. The contract provides for a construction period of 500 days commencing on November 1, 2025. As of June 30, 2026, the Company had paid the first two installments totaling RMB 3,486,000, representing 70% of the contract price. The remaining contractual payments totaled RMB 1,494,000, comprising RMB 1,245,000, representing 25% of the contract price, payable upon completion of the carpentry and masonry work, and RMB 249,000, representing the remaining 5%, payable upon completion of painting and before the plumbing and electrical installation stage. The timing of these remaining payments depends on the achievement of the respective contractual construction milestones.

Contingencies

In the ordinary course of business, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our consolidated financial position or results of operations or liquidity.

As of June 30, 2026 and 2025, and through the issuance date of these consolidated financial statements, the Company had no pending legal proceedings other than the above mentioned.